Income Taxes (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating Loss Carryforwards [Line Items]
Balance at the beginning of the year	¥ 2,691,684	$ 387,683	¥ 1,311,342	¥ 1,174,988
Additions of valuation allowance	690,704	99,483	1,409,078	159,355
Reduction of valuation allowance	(30,257)	(4,358)	(28,736)	(23,001)
Balance at the end of the year	¥ 3,352,131	$ 482,808	¥ 2,691,684	¥ 1,311,342